Loan Receivables	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Loan Receivables

7 LOAN RECEIVABLES

	As of March 31,
	2024	2025
	RMB	RMB
Loan receivables - principal	35,229	35,496
- service fee	284	245
Allowance for credit losses	(3,949)	(4,633)
Loan receivables, net	31,564	31,108

Movement of allowance for credit losses is as follows:

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	(28,195)	(28,665)	(3,949)
Cumulative effect of adoption of new accounting standard (Note 2 (k))	—	(1,312)	—
Provisions	(470)	(167)	(684)
Write-off	—	26,195	—
Balance at end of year	(28,665)	(3,949)	(4,633)